Schedule of Motor Vehicle (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Office equipment, furniture and fixtures, net	$ 394,090	$ 122,326
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Motor vehicle	98,632
Less: accumulated depreciation	84,542
Office equipment, furniture and fixtures, net	$ 14,090